UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2018
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,030.50	1.16%	$5.84	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,033.70	0.66	3.33	1,000.00	1,021.52	0.66	3.31
Class R6	1,000.00	1,033.70	0.66	3.33	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,032.70	0.91	4.59	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,031.50	1.06	5.34	1,000.00	1,019.54	1.06	5.31
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,058.80	1.37%	$6.99	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,061.30	0.87	4.45	1,000.00	1,020.48	0.87	4.36
Class R6	1,000.00	1,060.90	0.87	4.45	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,059.70	1.12	5.72	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,059.10	1.27	6.48	1,000.00	1,018.50	1.27	6.36

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$2,060,662,567	$418,738,120
Short-term investments at fair value**	43,072,395	43,228,668
Cash	828,199	205,537
Receivables:
Investment securities sold	7,413,383	1,596,091
Fund shares sold	375,846	114,351
Dividends	1,065,130	137,527
Interest	455	166
Foreign tax reclaims	3,481	—
Prepaid expenses	21,646	4,009
Reimbursement due from manager	207,009	—
Other assets	92,438	12,532
Total assets	2,113,742,549	464,037,001
LIABILITIES:
Payable for investment securities purchased	—	5,163,913
Payable for fund shares redeemed	19,720,065	352,088
Payable upon receipt of securities loaned	3,744,395	30,958,668
Payable for investment management fees	1,324,054	297,064
Payable for distribution and shareholder service fees	297,206	48,614
Payable to trustees under the deferred compensation plan (Note 6)	92,438	12,532
Payable for trustee fees	10,946	2,075
Other accrued expenses and liabilities	82,852	61,931
Total liabilities	25,271,956	36,896,885
NET ASSETS	$2,088,470,593	$427,140,116
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,525,361,504	$287,901,019
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	837,220	(272,775)
Accumulated net realized gain	393,175,401	99,039,577
Net unrealized appreciation	169,096,468	40,472,295
NET ASSETS	$2,088,470,593	$427,140,116
+ Including securities loaned at value	$3,657,776	$30,209,913
* Cost of investments in securities	$1,891,566,096	$378,265,825
** Cost of short-term investments	$43,072,395	$43,228,668
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$164,884,081	$82,855,190
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	11,902,383	3,005,469
Net asset value and redemption price per share	$13.85	$27.57
Class I
Net assets	$847,546,290	$249,258,838
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	56,328,644	8,178,803
Net asset value and redemption price per share	$15.05	$30.48
Class R6
Net assets	$24,248,206	$33,239,771
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,611,521	1,090,893
Net asset value and redemption price per share	$15.05	$30.47
Class S
Net assets	$1,001,831,158	$57,143,372
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	70,470,580	1,998,826
Net asset value and redemption price per share	$14.22	$28.59
Class S2
Net assets	$49,960,858	$4,642,945
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,546,840	166,117
Net asset value and redemption price per share	$14.09	$27.95
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,769,469	$1,611,657
Interest	1,951	1,135
Securities lending income, net	41,692	176,626
Settlement income (Note 12)	100,100	—
Other	—	18,799
Total investment income	9,913,212	1,808,217
EXPENSES:
Investment management fees	8,095,215	1,708,242
Distribution and shareholder service fees:
Class ADV	419,230	203,096
Class S	1,285,617	71,154
Class S2	102,600	10,192
Transfer agent fees	1,959	584
Shareholder reporting expense	78,470	18,481
Professional fees	53,415	14,277
Custody and accounting expense	95,430	24,851
Trustee fees	43,785	8,299
Miscellaneous expense	33,965	13,030
Interest expense	6,311	100
Total expenses	10,215,997	2,072,306
Waived and reimbursed fees	(1,215,933)	—
Net expenses	9,000,064	2,072,306
Net investment income (loss)	913,148	(264,089)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	191,291,102	34,253,237
Foreign currency related transactions	6,496	—
Net realized gain	191,297,598	34,253,237
Net change in unrealized appreciation (depreciation) on:
Investments	(122,738,749)	(9,598,051)
Foreign currency related transactions	45	—
Net change in unrealized appreciation (depreciation)	(122,738,704)	(9,598,051)
Net realized and unrealized gain	68,558,894	24,655,186
Increase in net assets resulting from operations	$69,472,042	$24,391,097
* Foreign taxes withheld	$21,635	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income (loss)	$913,148	$(639,682)	$(264,089)	$(237,963)
Net realized gain	191,297,598	205,325,316	34,253,237	66,218,665
Net change in unrealized appreciation (depreciation)	(122,738,704)	151,509,980	(9,598,051)	4,067,778
Increase in net assets resulting from operations	69,472,042	356,195,614	24,391,097	70,048,480
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(873,424)	—	(213,618)
Class R6	—	(3,353)	—	(8,787)
Net realized gains:
Class ADV	—	(7,681,471)	—	(4,748,122)
Class I	—	(33,475,401)	—	(15,289,858)
Class R6	—	(277,211)	—	(993,424)
Class S	—	(28,581,136)	—	(3,898,981)
Class S2	—	(727,936)	—	(324,819)
Total distributions	—	(71,619,932)	—	(25,477,609)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,402,361	264,539,879	30,169,496	76,316,464
Proceeds from shares issued in merger (Note 11)	—	856,555,815	—	—
Reinvestment of distributions	—	71,619,752	—	25,477,609
	71,402,361	1,192,715,446	30,169,496	101,794,073
Cost of shares redeemed	(250,384,300)	(465,173,079)	(38,387,902)	(138,061,600)
Net increase (decrease) in net assets resulting from capital share transactions	(178,981,939)	727,542,367	(8,218,406)	(36,267,527)
Net increase (decrease) in net assets	(109,509,897)	1,012,118,049	16,172,691	8,303,344
NET ASSETS:
Beginning of year or period	2,197,980,490	1,185,862,441	410,967,425	402,664,081
End of year or period	$2,088,470,593	$2,197,980,490	$427,140,116	$410,967,425
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$837,220	$(75,928)	$(272,775)	$(8,686)

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-18	13.44	(0.02)•	0.43	0.41	—	—	—	—	—	13.85	3.05	1.28	1.16	1.16	(0.25)	164,884	57
12-31-17	11.48	(0.04)	2.77	2.73	—	0.77	—	0.77	—	13.44	24.49	1.29	1.23	1.23	(0.37)	169,714	105
12-31-16	12.14	(0.03)	0.81	0.78	—	1.44	—	1.44	—	11.48	6.78	1.31	1.31	1.31	(0.27)	122,629	91
12-31-15	14.50	(0.06)	(0.04)	(0.10)	—	2.26	—	2.26	—	12.14	(0.04)	1.31	1.31	1.31	(0.47)	133,648	94
12-31-14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	—	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
12-31-13	12.51	(0.05)	3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30	1.30	(0.34)	143,300	81
Class I
06-30-18	14.56	0.02•	0.47	0.49	—	—	—	—	—	15.05	3.37	0.78	0.66	0.66	0.25	847,546	57
12-31-17	12.34	0.02	2.99	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.13	913,054	105
12-31-16	12.89	0.03	0.86	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.24	577,101	91
12-31-15	15.17	0.00*	(0.02)	(0.02)	—	2.26	—	2.26	—	12.89	0.52	0.81	0.81	0.81	0.02	538,645	94
12-31-14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
12-31-13	12.88	0.02	4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80	0.80	0.16	796,010	81
Class R6
06-30-18	14.56	0.02•	0.47	0.49	—	—	—	—	—	15.05	3.37	0.78	0.66	0.66	0.27	24,248	57
12-31-17	12.34	0.01	3.00	3.01	0.02	0.77	—	0.79	—	14.56	25.09	0.79	0.73	0.73	0.10	10,197	105
12-31-16	12.89	0.04•	0.85	0.89	—	1.44	—	1.44	—	12.34	7.27	0.81	0.81	0.81	0.33	1,129	91
11-24-15(5) - 12-31-15	13.14	0.00*•	(0.25)	(0.25)	—	—	—	—	—	12.89	(1.90)	0.81	0.81	0.81	0.29	3	94
Class S
06-30-18	13.77	0.00*	0.45	0.45	—	—	—	—	—	14.22	3.27	1.03	0.91	0.91	0.00*	1,001,831	57
12-31-17	11.72	(0.02)	2.84	2.82	—	0.77	—	0.77	—	13.77	24.77	1.04	0.96	0.96	(0.12)	1,053,376	105
12-31-16	12.34	(0.00)*	0.82	0.82	—	1.44	—	1.44	—	11.72	7.01	1.06	1.06	1.06	(0.02)	473,516	91
12-31-15	14.66	(0.03)	(0.03)	(0.06)	—	2.26	—	2.26	—	12.34	0.25	1.06	1.06	1.06	(0.22)	526,751	94
12-31-14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
12-31-13	12.57	(0.01)	3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05	1.05	(0.09)	689,091	81
Class S2
06-30-18	13.66	(0.01)	0.44	0.43	—	—	—	—	—	14.09	3.15	1.18	1.06	1.06	(0.15)	49,961	57
12-31-17	11.65	(0.03)	2.81	2.78	—	0.77	—	0.77	—	13.66	24.57	1.19	1.13	1.13	(0.31)	51,640	105
12-31-16	12.29	(0.02)	0.82	0.80	—	1.44	—	1.44	—	11.65	6.87	1.24	1.21	1.21	(0.17)	11,488	91
12-31-15	14.63	(0.05)	(0.03)	(0.08)	—	2.26	—	2.26	—	12.29	0.12	1.31	1.21	1.21	(0.37)	13,291	94
12-31-14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
12-31-13	12.58	(0.03)	3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20	1.20	(0.24)	14,530	81
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-18	26.04	(0.07)•	1.60	1.53	—	—	—	—	—	27.57	5.88	1.37	1.37	1.37	(0.49)	82,855	50
12-31-17	23.49	(0.10)	4.24	4.14	—	1.59	—	1.59	—	26.04	18.12	1.37	1.37	1.37	(0.42)	81,104	85
12-31-16	23.00	(0.06)	2.75	2.69	—	2.20	—	2.20	—	23.49	12.80	1.37	1.37	1.37	(0.30)	70,076	73
12-31-15	26.26	(0.15)•	(0.36)	(0.51)	—	2.75	—	2.75	—	23.00	(1.36)	1.38	1.38	1.38	(0.58)	59,615	55
12-31-14	27.68	(0.14)•	1.29	1.15	—	2.57	—	2.57	—	26.26	5.07	1.38	1.38	1.38	(0.53)	48,982	33
12-31-13	21.37	(0.16)•	8.07	7.91	—	1.60	—	1.60	—	27.68	38.39	1.38	1.38	1.38	(0.63)	42,105	40
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I
06-30-18	28.72	0.00*	1.76	1.76	—	—	—	—	—	30.48	6.13	0.87	0.87	0.87	0.01	249,259	50
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.08	238,478	85
12-31-16	24.79	0.05	3.01	3.06	—	2.20	—	2.20	—	25.65	13.40	0.87	0.87	0.87	0.20	256,039	73
12-31-15	27.95	(0.02)	(0.39)	(0.41)	—	2.75	—	2.75	—	24.79	(0.91)	0.88	0.88	0.88	(0.08)	217,750	55
12-31-14	29.14	(0.01)	1.39	1.38	—	2.57	—	2.57	—	27.95	5.62	0.88	0.88	0.88	(0.03)	195,608	33
12-31-13	22.32	(0.04)	8.46	8.42	—	1.60	—	1.60	—	29.14	39.06	0.88	0.88	0.88	(0.16)	196,665	40
Class R6
06-30-18	28.72	0.00*	1.75	1.75	—	—	—	—	—	30.47	6.09	0.87	0.87	0.87	0.02	33,240	50
12-31-17	25.65	0.02	4.66	4.68	0.02	1.59	—	1.61	—	28.72	18.73	0.87	0.87	0.87	0.12	27,180	85
12-31-16	24.80	0.12•	2.93	3.05	—	2.20	—	2.20	—	25.65	13.35	0.87	0.87	0.87	0.48	4,270	73
11-24-15(5) - 12-31-15	25.87	0.01•	(1.08)	(1.07)	—	—	—	—	—	24.80	(4.14)	0.88	0.88	0.88	0.53	3	55
Class S
06-30-18	26.98	(0.03)•	1.64	1.61	—	—	—	—	—	28.59	5.97	1.12	1.12	1.12	(0.24)	57,143	50
12-31-17	24.22	(0.05)	4.40	4.35	—	1.59	—	1.59	—	26.98	18.45	1.12	1.12	1.12	(0.18)	58,929	85
12-31-16	23.59	(0.01)	2.84	2.83	—	2.20	—	2.20	—	24.22	13.09	1.12	1.12	1.12	(0.06)	67,086	73
12-31-15	26.80	(0.09)	(0.37)	(0.46)	—	2.75	—	2.75	—	23.59	(1.13)	1.13	1.13	1.13	(0.34)	69,745	55
12-31-14	28.12	(0.08)	1.33	1.25	—	2.57	—	2.57	—	26.80	5.35	1.13	1.13	1.13	(0.29)	77,319	33
12-31-13	21.64	(0.11)•	8.19	8.08	—	1.60	—	1.60	—	28.12	38.71	1.13	1.13	1.13	(0.42)	89,527	40
Class S2
06-30-18	26.39	(0.05)•	1.61	1.56	—	—	—	—	—	27.95	5.91	1.27	1.27	1.27	(0.40)	4,643	50
12-31-17	23.76	(0.09)	4.31	4.22	—	1.59	—	1.59	—	26.39	18.25	1.27	1.27	1.27	(0.33)	5,277	85
12-31-16	23.21	(0.04)	2.79	2.75	—	2.20	—	2.20	—	23.76	12.95	1.30	1.27	1.27	(0.20)	5,192	73
12-31-15	26.46	(0.12)	(0.38)	(0.50)	—	2.75	—	2.75	—	23.21	(1.31)	1.38	1.28	1.28	(0.49)	4,454	55
12-31-14	27.84	(0.11)	1.30	1.19	—	2.57	—	2.57	—	26.46	5.19	1.38	1.28	1.28	(0.43)	4,649	33
12-31-13	21.47	(0.13)	8.10	7.97	—	1.60	—	1.60	—	27.84	38.50	1.38	1.28	1.28	(0.57)	4,354	40

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1933. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or are securities offered pursuant to Section 4(a)(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$1,206,176,162	$1,372,705,246
SmallCap Opportunities	201,477,543	211,078,512
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million; 0.80% on the next $250 million; 0.75% on the next $250 million; 0.70% on the next $250 million; and 0.65% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.
Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	9.93%
Voya Institutional Trust Company	MidCap Opportunities	12.32
	SmallCap Opportunities	33.93
Voya Insurance and Annuity Company	MidCap Opportunities	41.26
	SmallCap Opportunities	9.61
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	31.31
	SmallCap Opportunities	43.86
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION
AGREEMENTS (continued)

with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

(1)
Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.16%, 0.66%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the amounts of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
MidCap Opportunities	$—	$—	$2,295,115	$2,295,115
The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the period ended June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	6	$14,144,000	2.70%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2018	212,614	—	—	(939,176)	(726,562)	2,937,321	—	—	(12,952,069)	(10,014,748)
12/31/2017	484,679	2,740,952	633,259	(1,910,416)	1,948,474	6,088,686	33,713,482	7,681,471	(23,886,979)	23,596,660
Class I
6/30/2018	2,991,854	—	—	(9,373,423)	(6,381,569)	45,276,759	—	—	(139,592,326)	(94,315,567)
12/31/2017	15,479,447	7,443,207	2,619,029	(9,597,558)	15,944,125	208,288,620	98,961,549	34,348,824	(130,609,352)	210,989,641

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class R6
6/30/2018	1,033,191	—	—	(121,947)	911,244	15,490,522	—	—	(1,831,585)	13,658,937
12/31/2017	636,714	—	21,383	(49,282)	608,815	8,711,755	—	280,384	(670,595)	8,321,544
Class S
6/30/2018	422,535	—	—	(6,428,623)	(6,006,088)	6,032,757	—	—	(91,047,190)	(85,014,433)
12/31/2017	3,144,704	52,628,516	2,303,050	(21,991,721)	36,084,549	39,758,801	662,725,790	28,581,137	(281,284,612)	449,781,116
Class S2
6/30/2018	118,528	—	—	(352,657)	(234,129)	1,665,002	—	—	(4,961,130)	(3,296,128)
12/31/2017	133,101	4,894,316	59,085	(2,291,844)	2,794,658	1,692,017	61,154,994	727,936	(28,721,541)	34,853,406
SmallCap Opportunities
Class ADV
6/30/2018	98,331	—	—	(206,871)	(108,540)	2,609,464	—	—	(5,546,247)	(2,936,783)
12/31/2017	319,335	—	195,961	(384,478)	130,818	7,930,305	—	4,748,122	(9,544,779)	3,133,648
Class I
6/30/2018	552,121	—	—	(676,640)	(124,519)	16,494,649	—	—	(20,001,594)	(3,506,945)
12/31/2017	1,472,502	—	581,437	(3,732,627)	(1,678,688)	40,078,837	—	15,503,476	(100,613,600)	(45,031,287)
Class R6
6/30/2018	253,801	—	—	(109,431)	144,370	7,499,996	—	—	(3,238,818)	4,261,178
12/31/2017	850,750	—	37,603	(108,346)	780,007	23,245,072	—	1,002,211	(2,988,088)	21,259,195
Class S
6/30/2018	116,604	—	—	(302,332)	(185,728)	3,217,045	—	—	(8,333,552)	(5,116,507)
12/31/2017	173,564	—	155,524	(914,555)	(585,467)	4,472,866	—	3,898,981	(23,513,780)	(15,141,933)
Class S2
6/30/2018	12,643	—	—	(46,467)	(33,824)	348,342	—	—	(1,267,691)	(919,349)
12/31/2017	23,526	—	13,231	(55,344)	(18,587)	589,384	—	324,819	(1,401,353)	(487,150)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	$2,135,380	$(2,135,380)	$—
Mizuho Securities USA LLC.	8,521	(8,521)	—
RBC Capital Markets, LLC	436,102	(436,102)	—
Scotia Capital (USA) INC	1,073,342	(1,073,342)	—
TD Prime Services LLC	4,431	(4,431)	—
Total	$3,657,776	$(3,657,776)	$—

(1)
Collateral with a fair value of  $3,744,395 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,662,932	$(1,662,932)	$—
Citigroup Global Markets Inc.	62,417	(62,417)	—
Credit Suisse Securities (USA) LLC	3,242,403	(3,242,403)	—
Deutsche Bank Securities Inc.	2,538,368	(2,538,368)	—
Goldman, Sachs & Co. LLC	3,575,121	(3,575,121)	—
Industrial And Commercial Bank Of China	49,430	(49,430)	—
J.P. Morgan Securities LLC	3,136,217	(3,136,217)	—
Jefferies LLC	625,636	(625,636)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	534,370	(534,370)	—
Mizuho Securities USA LLC.	7,263	(7,263)	—
Morgan Stanley & Co. LLC	3,289,901	(3,289,901)	—
National Financial Services LLC	424,597	(424,597)	—
Natixis Securities America LLC	28,082	(28,082)	—
Nomura Securities International, Inc.	99,535	(99,535)	—
RBC Dominion Securities Inc	2,068,727	(2,068,727)	—
SG Americas Securities, LLC	699,917	(699,917)	—
Scotia Capital (USA) INC	4,076,104	(4,076,104)	—
TD PRIME SERVICES LLC	22,904	(22,904)	—
UBS AG	1,437,061	(1,437,061)	—
UBS Securities LLC.	3,782	(3,782)	—
Wells Fargo Securities LLC	2,625,146	(2,625,146)	—
Total	$30,209,913	$(30,209,913)	$—

(1)
Collateral with a fair value of  $30,958,668 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — REORGANIZATIONS
On July 14, 2017, MidCap Opportunities (“Acquiring Portfolio”) acquired all of the assets and assumed all liabilities of VY® FMR® Diversified Mid Cap Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on June 22, 2017. The purpose of the transaction was to provide greater scale and superior potential to maintain long-term scale benefits for shareholders of the Acquired and Acquiring Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2017, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2017, are as follows:
Net investment income	$2,013,417
Net realized and unrealized gain on investments	$439,655,012
Net increase in net assets resulting from operations	$441,668,429
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 14, 2017. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$856,556	$1,247,553	$0	$36,383	1.0371
The net assets of the Acquiring Portfolio after the acquisition of the Acquired Portfolio were $2,104,108,860.
NOTE 12 — SECURITES LENDING SETTLEMENT
In February 2018, Voya Investments and Directed Services LLC (collectively, the “Respondent”) entered into a settlement agreement (the “Settlement”) with the Securities and Exchange Commission related to certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — SECURITES LENDING
SETTLEMENT (continued)

securities lending practices employed within various insurance-dedicated Voya mutual funds. The Respondent paid disgorgement, prejudgment interest and a civil money penalty of  $3,647,469, including payments to the impacted mutual funds totaling $2,024,355. During the six-month period ended June 30, 2018, MidCap Opportunities received a payment of  $100,100 related to the Settlement and such amount is recorded in Settlement Income in the accompanying Statements of Operations.
NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2017 was as follows:
	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$876,914	$70,743,018
SmallCap Opportunities	222,405	25,255,204
The tax-basis components of distributable earnings as of December 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
MidCap Opportunities	$69,323,038	$140,949,995	$283,439,942
SmallCap Opportunities	19,547,108	46,339,596	48,969,982
At December 31, 2017, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2018, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2018, the following Portfolios declared distributions of:
	PER SHARE AMOUNTS		Payable Date	Record Date
	Short-term Capital Gains	Long-term Capital Gains
MidCap Opportunities
Class ADV	$0.4777	$0.9711	July 3, 2018	June 29, 2018
Class I	$0.4777	$0.9711	July 3, 2018	June 29, 2018
Class R6	$0.4777	$0.9711	July 3, 2018	June 29, 2018
Class S	$0.4777	$0.9711	July 3, 2018	June 29, 2018
Class S2	$0.4777	$0.9711	July 3, 2018	June 29, 2018
SmallCap Opportunities
Class ADV	$0.1347	$0.3193	July 3, 2018	June 29, 2018
Class I	$0.1347	$0.3193	July 3, 2018	June 29, 2018
Class R6	$0.1347	$0.3193	July 3, 2018	June 29, 2018
Class S	$0.1347	$0.3193	July 3, 2018	June 29, 2018
Class S2	$0.1347	$0.3193	July 3, 2018	June 29, 2018
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	31.7%
Consumer Discretionary	17.5%
Industrials	16.3%
Health Care	14.0%
Financials	7.8%
Materials	4.0%
Consumer Staples	3.4%
Real Estate	2.2%
Energy	1.7%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 17.5%
48,462 (1)		Autozone, Inc.	$32,514,610	1.6
537,524		Brunswick Corp.	34,659,547	1.7
226,593 (1)		Burlington Stores, Inc.	34,109,044	1.6
227,707		Darden Restaurants, Inc.	24,378,311	1.2
127,328		Domino’s Pizza, Inc.	35,928,142	1.7
528,679		Hilton Worldwide Holdings, Inc.	41,850,230	2.0
774,293	(1)(2)	Live Nation Entertainment, Inc.	37,607,411	1.8
127,777 (1)		O’Reilly Automotive, Inc.	34,955,954	1.7
574,946		Ross Stores, Inc.	48,726,673	2.3
463,859		Tapestry, Inc.	21,666,854	1.0
506,238		Other Securities	18,781,430	0.9
			365,178,206	17.5
		Consumer Staples: 3.4%
531,839		Church & Dwight Co., Inc.	28,272,562	1.4
382,877 (1)		Monster Beverage Corp.	21,938,852	1.0
968,531 (1)		Sprouts Farmers Market, Inc.	21,375,479	1.0
			71,586,893	3.4
		Energy: 1.7%
444,928 (3)		Other Securities	37,079,872	1.7
		Financials: 7.8%
264,153		Cboe Global Markets, Inc.	27,490,403	1.3
471,388 (1)		E*Trade Financial Corp.	28,830,090	1.4
312,521		Moody’s Corp.	53,303,582	2.6
436,032		SEI Investments Co.	27,260,720	1.3
322,242		Other Securities	25,869,909	1.2
			162,754,704	7.8
		Health Care: 14.0%
100,685 (1)		Align Technology, Inc.	34,448,366	1.6
366,827 (1)		Centene Corp.	45,196,755	2.2
323,245 (1)		Edwards Lifesciences Corp.	47,054,775	2.3
323,147		Encompass Health Corp.	21,883,515	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,456,074 (1)	Exelixis, Inc.	$31,334,712	1.5
158,636 (1)	Jazz Pharmaceuticals PLC	27,332,983	1.3
242,391 (1)	PRA Health Sciences, Inc.	22,629,624	1.1
152,618 (1)	Waters Corp.	29,545,318	1.4
286,701 (3)	Other Securities	33,198,724	1.6
		292,624,772	14.0
	Industrials: 16.3%
696,960 (2)	American Airlines Group, Inc.	26,456,601	1.3
461,024	Ametek, Inc.	33,267,492	1.6
497,431	Ingersoll-Rand PLC - Class A	44,634,484	2.1
389,297	KAR Auction Services, Inc.	21,333,475	1.0
146,855	L3 Technologies, Inc.	28,243,154	1.3
929,308	Masco Corp.	34,774,705	1.7
839,852 (1)	Quanta Services, Inc.	28,051,057	1.3
569,903	Waste Connections, Inc.	42,902,298	2.1
86,880	WW Grainger, Inc.	26,793,792	1.3
420,988 (1)	XPO Logistics, Inc.	42,174,578	2.0
79,607	Other Securities	12,406,751	0.6
		341,038,387	16.3
	Information Technology: 31.7%
601,500	Amphenol Corp.	52,420,725	2.5
319,852	Broadridge Financial Solutions, Inc. ADR	36,814,965	1.8
534,249	Fidelity National Information Services, Inc.	56,646,422	2.7
870,604 (1)	Fiserv, Inc.	64,503,050	3.1
730,156 (1)	Fortinet, Inc.	45,583,639	2.2
707,699 (1)	GoDaddy, Inc.	49,963,550	2.4
192,951	Lam Research Corp.	33,351,580	1.6
286,361	LogMeIn, Inc.	29,566,773	1.4
227,622 (2)	Microchip Technology, Inc.	20,702,221	1.0
344,945	Motorola Solutions, Inc.	40,141,250	1.9
234,085 (1)	Palo Alto Networks, Inc.	48,097,445	2.3
284,882 (1)	Red Hat, Inc.	38,279,594	1.8
731,454	SS&C Technologies Holdings, Inc.	37,962,463	1.8
352,867 (1)	Synopsys, Inc.	30,194,829	1.5
1,477,907 (3)	Other Securities	77,315,557	3.7
		661,544,063	31.7
	Materials: 4.0%
570,468 (1)	Crown Holdings, Inc.	25,534,148	1.2
948,003	Huntsman Corp.	27,681,688	1.3
269,669	Packaging Corp. of America	30,146,297	1.5
		83,362,133	4.0
	Real Estate: 2.2%
195,366 (1)	SBA Communications Corp.	32,258,834	1.6
144,012	Other Securities	13,234,703	0.6
		45,493,537	2.2
	Total Common Stock (Cost $1,891,566,096)	2,060,662,567	98.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(4): 0.2%
1,000,000	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,000,173, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/36-06/01/48)	$1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.0
1,000,000	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 09/06/18-09/09/49)	1,000,000	0.1
744,395	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $744,523, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $759,290, due 05/15/20-05/15/46)	744,395	0.0
		3,744,395	0.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.9%
39,328,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $39,328,000)	$39,328,000	1.9
	Total Short-Term Investments (Cost $43,072,395)	43,072,395	2.1
	Total Investments in Securities (Cost $1,934,638,491)	$2,103,734,962	100.7
	Liabilities in Excess of Other Assets	(15,264,369)	(0.7)
	Net Assets	$2,088,470,593	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$2,060,662,567	$—	$—	$2,060,662,567
Short-Term Investments	39,328,000	3,744,395	—	43,072,395
Total Investments, at fair value	$2,099,990,567	$3,744,395	$—	$2,103,734,962

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,939,324,227.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$219,206,645
Gross Unrealized Depreciation	(54,795,913)
Net Unrealized Appreciation	$164,410,732

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Health Care	23.2%
Information Technology	19.5%
Consumer Discretionary	17.8%
Industrials	17.1%
Financials	8.2%
Materials	5.0%
Real Estate	2.6%
Energy	1.9%
Telecommunication Services	1.5%
Exchange-Traded Funds	1.3%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 17.8%
95,194 (1)		At Home Group, Inc.	$3,726,845	0.9
127,086		Boyd Gaming Corp.	4,404,801	1.0
73,822		Cheesecake Factory	4,064,639	1.0
39,809		Childrens Place, Inc./The	4,808,927	1.1
169,614		Dana, Inc.	3,424,507	0.8
107,881	(1)(2)	Eldorado Resorts, Inc.	4,218,147	1.0
177,200		Extended Stay America, Inc.	3,829,292	0.9
57,931	(1)(2)	iRobot Corp.	4,389,432	1.0
45,894		Jack in the Box, Inc.	3,906,497	0.9
39,648		Lithia Motors, Inc.	3,749,511	0.9
39,610 (2)		Marriott Vacations Worldwide Corp.	4,474,346	1.1
119,610 (1)		Planet Fitness, Inc.	5,255,664	1.2
72,779 (1)		Sotheby’s	3,954,811	0.9
44,624 (1)		TopBuild Corp.	3,495,844	0.8
560,743	(3)(4)	Other Securities	18,553,790	4.3
			76,257,053	17.8
		Energy: 1.9%
124,656	(1)(2)	Carrizo Oil & Gas, Inc.	3,471,669	0.8
158,516	(3)(4)	Other Securities	4,748,141	1.1
			8,219,810	1.9
		Financials: 8.2%
49,003 (1)		Green Dot Corp.	3,596,330	0.8
166,758		Home Bancshares, Inc./ Conway AR	3,762,061	0.9
78,620		Houlihan Lokey, Inc.	4,026,916	0.9
36,909		Primerica, Inc.	3,676,136	0.9
663,973 (4)		Other Securities	19,888,929	4.7
			34,950,372	8.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 23.1%
45,853 (1)		Amedisys, Inc.	$3,918,597	0.9
69,208 (1)		AMN Healthcare Services, Inc.	4,055,589	1.0
45,384 (1)		HealthEquity, Inc.	3,408,338	0.8
62,616 (1)		Medidata Solutions, Inc.	5,044,345	1.2
91,858 (1)		Merit Medical Systems, Inc.	4,703,130	1.1
80,680 (1)		Omnicell, Inc.	4,231,666	1.0
37,497 (1)		PRA Health Sciences, Inc.	3,500,720	0.8
198,855 (1)		Select Medical Holdings Corp.	3,609,218	0.8
2,075,014	(3)(4)	Other Securities	66,023,027	15.5
			98,494,630	23.1
		Industrials: 17.1%
120,818		Actuant Corp.	3,546,008	0.8
80,391 (1)		Beacon Roofing Supply, Inc.	3,426,264	0.8
73,595		Brink’s Co.	5,869,201	1.4
69,179		EMCOR Group, Inc.	5,270,056	1.2
80,402		Granite Construction, Inc.	4,475,175	1.1
108,845 (2)		Healthcare Services Group, Inc.	4,701,016	1.1
174,250		Knoll, Inc.	3,626,143	0.9
37,204		Lindsay Corp.	3,608,416	0.9
59,761		Matthews International Corp.	3,513,947	0.8
50,927		Watts Water Technologies, Inc.	3,992,677	0.9
62,630		Woodward, Inc.	4,813,742	1.1
462,780 (4)		Other Securities	26,226,242	6.1
			73,068,887	17.1
		Information Technology: 19.5%
82,812 (1)		Blackline, Inc.	3,596,525	0.8
60,870 (2)		Ebix, Inc.	4,641,337	1.1
138,862		Entegris, Inc.	4,707,422	1.1
80,348 (1)		Envestnet, Inc.	4,415,123	1.0
154,575 (1)		Integrated Device Technology, Inc.	4,927,851	1.2
62,658		j2 Global, Inc.	5,426,809	1.3
49,340		Power Integrations, Inc.	3,604,287	0.8
13,971 (1)		Stamps.com, Inc.	3,535,362	0.8
1,187,753	(3)(4)	Other Securities	48,485,310	11.4
			83,340,026	19.5
		Materials: 5.0%
79,132		Boise Cascade Co.	3,537,200	0.8
83,487		PolyOne Corp.	3,608,308	0.8
335,189 (3)		Other Securities	14,332,643	3.4
			21,478,151	5.0
		Real Estate: 2.6%
49,342		EastGroup Properties, Inc.	4,715,122	1.1
281,788		Other Securities	6,320,529	1.5
			11,035,651	2.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: 1.5%
377,511 (4)		Other Securities	$6,216,997	1.5
		Total Common Stock (Cost $373,540,427)	413,061,577	96.7
EXCHANGE-TRADED FUNDS: 1.3%
27,424		iShares Russell 2000 Growth Index Fund	5,603,546	1.3
		Total Exchange-Traded Funds (Cost $4,709,592)	5,603,546	1.3
RIGHTS: 0.1%
		Health Care: 0.1%
29,795	(4)(5)	Other Securities	72,997	0.1
		Total Rights (Cost $15,806)	72,997	0.1
		Total Long-Term Investments (Cost $378,265,825)	418,738,120	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.1%
	Securities Lending Collateral(6): 7.2%
7,353,066	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,354,347, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.430%, Market Value plus accrued interest $7,501,452, due 02/01/21- 06/01/48)	7,353,066	1.7
6,527,542	Citibank N.A., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,528,679, collateralized by various U.S. Government Agency Obligations, 2.405%-6.000%, Market Value plus accrued interest $6,658,093, due 04/01/24 - 04/01/48)	6,527,542	1.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6) (continued)
8,539,030	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $8,540,630, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $8,709,812, due 11/15/42 - 08/15/44)	$8,539,030	2.0
8,539,030	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $8,540,644, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,709,874, due 07/15/19 - 02/15/48)	8,539,030	2.0
		30,958,668	7.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
12,270,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $12,270,000)	12,270,000	2.9
	Total Short-Term Investments (Cost $43,228,668)	43,228,668	10.1
	Total Investments in Securities (Cost $421,494,493)	$461,966,788	108.2
	Liabilities in Excess of Other Assets	(34,826,672)	(8.2)
	Net Assets	$427,140,116	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2018 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
The grouping contains Level 3 securities.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$413,061,577	$—	$—	$413,061,577
Exchange-Traded Funds	5,603,546	—	—	5,603,546
Rights	—	—	72,997	72,997
Short-Term Investments	12,270,000	30,958,668	—	43,228,668
Total Investments, at fair value	$430,935,123	$30,958,668	$72,997	$461,966,788

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $422,732,562.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,570,954
Gross Unrealized Depreciation	(14,336,728)
Net Unrealized Appreciation	$39,234,226

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 17.5%
506,238		Aramark	18,781,430	0.9
48,462	(1)	Autozone, Inc.	32,514,610	1.6
537,524		Brunswick Corp.	34,659,547	1.7
226,593	(1)	Burlington Stores, Inc.	34,109,044	1.6
227,707		Darden Restaurants, Inc.	24,378,311	1.2
127,328		Domino's Pizza, Inc.	35,928,142	1.7
528,679		Hilton Worldwide Holdings, Inc.	41,850,230	2.0
774,293	(1),(2)	Live Nation Entertainment, Inc.	37,607,411	1.8
127,777	(1)	O'Reilly Automotive, Inc.	34,955,954	1.7
574,946		Ross Stores, Inc.	48,726,673	2.3
463,859		Tapestry, Inc.	21,666,854	1.0
			365,178,206	17.5

		Consumer Staples: 3.4%
531,839		Church & Dwight Co., Inc.	28,272,562	1.4
382,877	(1)	Monster Beverage Corp.	21,938,852	1.0
968,531	(1)	Sprouts Farmers Market, Inc.	21,375,479	1.0
			71,586,893	3.4

		Energy: 1.8%
130,614	(1)	Concho Resources, Inc./Midland TX	18,070,447	0.9
173,860	(1)	Continental Resources, Inc.	11,259,173	0.5
140,454		EQT Corp.	7,750,252	0.4
			37,079,872	1.8

		Financials: 7.8%
264,153		Cboe Global Markets, Inc.	27,490,403	1.3
471,388	(1)	E*Trade Financial Corp.	28,830,090	1.4
147,069		Evercore, Inc.	15,508,426	0.7
312,521		Moody's Corp.	53,303,582	2.6
175,173		Progressive Corp.	10,361,483	0.5
436,032		SEI Investments Co.	27,260,720	1.3
			162,754,704	7.8

		Health Care: 14.0%
29,227	(1)	Abiomed, Inc.	11,955,304	0.6
100,685	(1)	Align Technology, Inc.	34,448,366	1.6
116,317	(1)	BioMarin Pharmaceutical, Inc.	10,957,061	0.5
366,827	(1)	Centene Corp.	45,196,755	2.2
323,245	(1)	Edwards Lifesciences Corp.	47,054,775	2.3
323,147		Encompass Health Corp.	21,883,515	1.0
32,980	(1)	Exact Sciences Corp.	1,971,874	0.1
1,456,074	(1)	Exelixis, Inc.	31,334,712	1.5
158,636	(1)	Jazz Pharmaceuticals PLC	27,332,983	1.3
242,391	(1)	PRA Health Sciences, Inc.	22,629,624	1.1
108,177	(1)	Veeva Systems, Inc.	8,314,484	0.4
152,618	(1)	Waters Corp.	29,545,319	1.4
			292,624,772	14.0

		Industrial: 1.2%
696,960	(2)	American Airlines Group, Inc.	26,456,602	1.2

		Industrials: 15.0%
461,024		Ametek, Inc.	33,267,492	1.6
497,431		Ingersoll-Rand PLC - Class A	44,634,484	2.1
389,297		KAR Auction Services, Inc.	21,333,475	1.0
146,855		L3 Technologies, Inc.	28,243,153	1.3
929,308		Masco Corp.	34,774,705	1.7
79,607		Parker Hannifin Corp.	12,406,751	0.6
839,852	(1)	Quanta Services, Inc.	28,051,057	1.3
569,903		Waste Connections, Inc.	42,902,298	2.1
86,880		WW Grainger, Inc.	26,793,792	1.3
420,988	(1)	XPO Logistics, Inc.	42,174,578	2.0
			314,581,785	15.0

		Information Technology: 31.7%
601,500		Amphenol Corp.	52,420,725	2.5
310,347	(1)	Black Knight, Inc.	16,619,082	0.8
319,852		Broadridge Financial Solutions, Inc. ADR	36,814,965	1.8
144,428	(1)	EPAM Systems, Inc.	17,956,733	0.9
534,249		Fidelity National Information Services, Inc.	56,646,422	2.7
870,604	(1)	Fiserv, Inc.	64,503,050	3.1
730,156	(1)	Fortinet, Inc.	45,583,639	2.2
707,699	(1)	GoDaddy, Inc.	49,963,550	2.4
192,951		Lam Research Corp.	33,351,580	1.6
286,361		LogMeIn, Inc.	29,566,773	1.4
180,640		Maxim Integrated Products	10,596,342	0.5
227,622	(2)	Microchip Technology, Inc.	20,702,221	1.0
344,945		Motorola Solutions, Inc.	40,141,250	1.9
234,085	(1)	Palo Alto Networks, Inc.	48,097,445	2.3
131,518	(1)	Proofpoint, Inc.	15,165,341	0.7
710,974	(1)	Pure Storage, Inc.	16,978,059	0.8
284,882	(1)	Red Hat, Inc.	38,279,594	1.8
731,454		SS&C Technologies Holdings, Inc.	37,962,463	1.8
352,867	(1)	Synopsys, Inc.	30,194,829	1.5
			661,544,063	31.7

		Materials: 4.0%
570,468	(1)	Crown Holdings, Inc.	25,534,148	1.2
948,003		Huntsman Corp.	27,681,688	1.3
269,669		Packaging Corp. of America	30,146,297	1.5
			83,362,133	4.0

		Real Estate: 2.2%
144,012		Equity Lifestyle Properties, Inc.	13,234,703	0.6
195,366	(1)	SBA Communications Corp.	32,258,834	1.6
			45,493,537	2.2

	Total Common Stock
	(Cost $1,891,566,096)		2,060,662,567	98.6

See Accompanying Notes to Financial Statements

1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(3): 0.2%
1,000,000	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,000,173, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/36-06/01/48)	1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.0
1,000,000	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 09/06/18-09/09/49)	1,000,000	0.1
744,395	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $744,523, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $759,290, due 05/15/20-05/15/46)	744,395	0.0
		3,744,395	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
39,328,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $39,328,000)	39,328,000	1.9

	Total Short-Term Investments
	(Cost $43,072,395)	43,072,395	2.1

	Total Investments in Securities (Cost $1,934,638,491)	$2,103,734,962	100.7
	Liabilities in Excess of Other Assets	(15,264,369)	(0.7)
	Net Assets	$2,088,470,593	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

2

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 17.8%
95,194	(1)	At Home Group, Inc.	3,726,845	0.9
53,941	(2)	Big Lots, Inc.	2,253,655	0.5
127,086		Boyd Gaming Corp.	4,404,801	1.0
85,960	(2)	Camping World Holdings, Inc.	2,147,281	0.5
73,822		Cheesecake Factory	4,064,639	1.0
39,809		Childrens Place, Inc./The	4,808,927	1.1
169,614		Dana, Inc.	3,424,507	0.8
117,210	(1)	Del Taco Restaurants, Inc.	1,662,038	0.4
107,881	(1),(2)	Eldorado Resorts, Inc.	4,218,147	1.0
177,200		Extended Stay America, Inc.	3,829,292	0.9
32,756	(1)	Five Below, Inc.	3,200,589	0.8
57,931	(1),(2)	iRobot Corp.	4,389,432	1.0
45,894		Jack in the Box, Inc.	3,906,497	0.9
39,648		Lithia Motors, Inc.	3,749,511	0.9
39,610	(2)	Marriott Vacations Worldwide Corp.	4,474,346	1.0
86,839	(1)	National Vision Holdings, Inc.	3,175,702	0.7
53,484		NutriSystem, Inc.	2,059,134	0.5
119,610	(1)	Planet Fitness, Inc.	5,255,663	1.2
85,324	(1)	Skechers USA, Inc.	2,560,573	0.6
72,779	(1)	Sotheby's	3,954,811	0.9
44,624	(1)	TopBuild Corp.	3,495,844	0.8
45,229	(1)	Universal Electronics, Inc.	1,494,819	0.4
			76,257,053	17.8

		Energy: 1.9%
124,656	(1),(2)	Carrizo Oil & Gas, Inc.	3,471,670	0.8
26,630	(1)	Dril-Quip, Inc.	1,368,782	0.3
67,636	(1)	Unit Corp.	1,728,776	0.4
64,250	(2)	US Silica Holdings, Inc.	1,650,582	0.4
			8,219,810	1.9

		Financials: 8.2%
48,618		Amerisafe, Inc.	2,807,690	0.7
151,429		BrightSphere Investment Group PLC	2,159,378	0.5
49,003	(1)	Green Dot Corp.	3,596,330	0.8
166,758		Home Bancshares, Inc./Conway AR	3,762,060	0.9
78,620		Houlihan Lokey, Inc.	4,026,916	0.9
43,116		MB Financial, Inc.	2,013,517	0.5
207,972	(1)	MGIC Investment Corp.	2,229,460	0.5
54,268		Moelis & Co.	3,182,818	0.8
37,884		Pinnacle Financial Partners, Inc.	2,324,183	0.5
36,909		Primerica, Inc.	3,676,136	0.9
24,173	(1)	Texas Capital Bancshares, Inc.	2,211,830	0.5
96,513		United Community Banks, Inc./GA	2,960,054	0.7
			34,950,372	8.2

		Health Care: 23.1%
27,000	(1),(2)	Aerie Pharmaceuticals, Inc.	1,823,850	0.4
45,853	(1)	Amedisys, Inc.	3,918,597	0.9
127,964	(1),(2)	Amicus Therapeutics, Inc.	1,998,798	0.5
69,208	(1)	AMN Healthcare Services, Inc.	4,055,589	1.0
44,289	(1)	Arena Pharmaceuticals, Inc.	1,931,000	0.5
141,774	(1),(2)	Array Biopharma, Inc.	2,378,968	0.6
29,158	(1)	Blueprint Medicines Corp.	1,850,950	0.4
74,994	(1)	Catalent, Inc.	3,141,499	0.7
9,688		Chemed Corp.	3,117,695	0.7
46,389	(1),(2)	Clovis Oncology, Inc.	2,109,308	0.5
97,875	(1)	Cymabay Therapeutics, Inc.	1,313,482	0.3
77,853	(1)	Dermira, Inc.	716,248	0.2
39,582		Encompass Health Corp.	2,680,493	0.6
96,441	(1)	Epizyme, Inc.	1,306,776	0.3
28,117	(1),(2)	Esperion Therapeutics, Inc.	1,101,905	0.3
50,624	(1)	FibroGen, Inc.	3,169,062	0.7
32,058	(1),(2)	G1 Therapeutics, Inc.	1,393,241	0.3
45,384	(1)	HealthEquity, Inc.	3,408,338	0.8
37,175		Hill-Rom Holdings, Inc.	3,246,864	0.8
142,720	(1),(2)	Immunogen, Inc.	1,388,666	0.3
91,934	(1),(2)	Immunomedics, Inc.	2,176,078	0.5
74,562	(1)	Insmed, Inc.	1,763,391	0.4
10,556	(1)	Ligand Pharmaceuticals, Inc.	2,186,887	0.5
12,788	(1)	Loxo Oncology, Inc.	2,218,462	0.5
67,075	(1)	MacroGenics, Inc.	1,385,099	0.3
30,576	(1)	Magellan Health, Inc.	2,933,767	0.7
26,606	(1)	Magenta Therapeutics, Inc.	359,181	0.1
18,614	(1)	Masimo Corp.	1,817,657	0.4
62,616	(1)	Medidata Solutions, Inc.	5,044,345	1.2
91,858	(1)	Merit Medical Systems, Inc.	4,703,130	1.1
80,680	(1)	Omnicell, Inc.	4,231,666	1.0
46,129	(1),(2)	Portola Pharmaceuticals, Inc.	1,742,292	0.4
37,497	(1)	PRA Health Sciences, Inc.	3,500,720	0.8
16,698	(1),(2)	Puma Biotechnology, Inc.	987,687	0.2
51,373	(1),(2)	Radius Health, Inc.	1,513,962	0.4
20,310	(1)	REGENXBIO, Inc.	1,457,243	0.3
198,855	(1)	Select Medical Holdings Corp.	3,609,218	0.8
91,391	(1)	Spectrum Pharmaceuticals, Inc.	1,915,555	0.5
40,901	(1)	Supernus Pharmaceuticals, Inc.	2,447,925	0.6
241,773	(1),(2)	TherapeuticsMD, Inc.	1,508,664	0.4
30,738	(1)	Ultragenyx Pharmaceutical, Inc.	2,362,830	0.6
99,289	(1)	Wright Medical Group NV	2,577,542	0.6
			98,494,630	23.1

See Accompanying Notes to Financial Statements

3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrial: 1.1%
108,845	(2)	Healthcare Services Group, Inc.	4,701,016	1.1

		Industrials: 16.0%
120,818		Actuant Corp.	3,546,008	0.8
80,391	(1)	Beacon Roofing Supply, Inc.	3,426,264	0.8
73,595		Brink's Co.	5,869,201	1.4
48,259		CIRCOR International, Inc.	1,783,653	0.4
18,652		Curtiss-Wright Corp.	2,219,961	0.5
69,179		EMCOR Group, Inc.	5,270,056	1.2
43,063		EnPro Industries, Inc.	3,012,257	0.7
80,402		Granite Construction, Inc.	4,475,175	1.1
59,281	(1)	HUB Group, Inc.	2,952,194	0.7
25,910		John Bean Technologies Corp.	2,303,399	0.5
174,250		Knoll, Inc.	3,626,142	0.9
15,851		Korn/Ferry International	981,652	0.2
37,204		Lindsay Corp.	3,608,416	0.9
59,761		Matthews International Corp.	3,513,947	0.8
40,207		Regal Beloit Corp.	3,288,933	0.8
40,144	(1)	Saia, Inc.	3,245,642	0.8
53,629		Simpson Manufacturing Co., Inc.	3,335,188	0.8
20,672		Tennant Co.	1,633,088	0.4
97,112	(1)	US Xpress Enterprises, Inc.	1,470,276	0.3
50,927		Watts Water Technologies, Inc.	3,992,677	0.9
62,630		Woodward, Inc.	4,813,742	1.1
			68,367,871	16.0

		Information Technology: 19.5%
82,812	(1)	Blackline, Inc.	3,596,525	0.8
102,761	(1)	CalAmp Corp.	2,407,690	0.6
50,396	(1)	Cardlytics, Inc.	1,096,617	0.3
106,674	(1)	Cray, Inc.	2,624,180	0.6
60,870	(2)	Ebix, Inc.	4,641,337	1.1
22,299	(1),(2)	Ellie Mae, Inc.	2,315,528	0.5
138,862		Entegris, Inc.	4,707,422	1.1
80,348	(1)	Envestnet, Inc.	4,415,123	1.0
24,450	(1)	EPAM Systems, Inc.	3,039,869	0.7
32,307	(1)	Euronet Worldwide, Inc.	2,706,357	0.6
9,000	(1)	EverQuote, Inc.	163,080	0.0
110,357	(1),(2)	Evo Payments, Inc.	2,271,147	0.5
14,584	(1)	Fair Isaac Corp.	2,819,379	0.7
112,430	(1),(2)	Finisar Corp.	2,023,740	0.5
79,983	(1)	Five9, Inc.	2,765,012	0.7
73,415	(1)	GreenSky, Inc.	1,552,727	0.4
20,489	(1)	HubSpot, Inc.	2,569,321	0.6
50,164	(1)	Instructure, Inc.	2,134,478	0.5
154,575	(1)	Integrated Device Technology, Inc.	4,927,851	1.2
62,658		j2 Global, Inc.	5,426,809	1.3
9,310		Littelfuse, Inc.	2,124,356	0.5
61,016	(1)	Mindbody, Inc.	2,355,218	0.6
91,914	(1)	Netscout Systems, Inc.	2,729,846	0.6
46,132	(1)	Paylocity Holding Corp.	2,715,330	0.6
49,340		Power Integrations, Inc.	3,604,287	0.8
17,971	(1)	Proofpoint, Inc.	2,072,236	0.5
59,206	(1)	Q2 Holdings, Inc.	3,377,702	0.8
92,895	(1)	Rapid7, Inc.	2,621,497	0.6
13,971	(1)	Stamps.com, Inc.	3,535,362	0.8
			83,340,026	19.5

		Materials: 5.0%
79,132		Boise Cascade Co.	3,537,201	0.8
127,557		Commercial Metals Co.	2,692,728	0.6
39,428	(2)	Compass Minerals International, Inc.	2,592,391	0.6
57,824		Greif, Inc. - Class A	3,058,311	0.7
40,640		Minerals Technologies, Inc.	3,062,224	0.7
83,487		PolyOne Corp.	3,608,308	0.9
69,740		Worthington Industries, Inc.	2,926,988	0.7
			21,478,151	5.0

		Real Estate: 2.6%
145,838		Americold Realty Trust	3,211,353	0.8
49,342		EastGroup Properties, Inc.	4,715,122	1.1
135,950		Urban Edge Properties	3,109,176	0.7
			11,035,651	2.6

		Telecommunication Services: 1.5%
139,266	(1)	Boingo Wireless, Inc.	3,146,019	0.8
238,245	(1)	Vonage Holdings Corp.	3,070,978	0.7
			6,216,997	1.5

	Total Common Stock
	(Cost $373,540,427)		413,061,577	96.7

EXCHANGE-TRADED FUNDS: 1.3%
27,424		iShares Russell 2000 Growth Index Fund	5,603,546	1.3

	Total Exchange-Traded Funds
	(Cost $4,709,592)		5,603,546	1.3

RIGHTS: 0.1%
		Health Care: 0.1%
29,795	(1),(3)	Dyax, Corp. - CVR	72,997	0.1

	Total Rights
	(Cost $15,806)		72,997	0.1

	Total Long-Term Investments
	(Cost $378,265,825)		418,738,120	98.1

See Accompanying Notes to Financial Statements

4

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.1%
	Securities Lending Collateral(4): 7.2%
7,353,066	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,354,347, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $7,501,452, due 02/01/21-06/01/48)	7,353,066	1.7
6,527,542	Citibank N.A., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,528,679, collateralized by various U.S. Government Agency Obligations, 2.405%-6.000%, Market Value plus accrued interest $6,658,093, due 04/01/24-04/01/48)	6,527,542	1.5
8,539,030	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $8,540,630, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $8,709,812, due 11/15/42-08/15/44)	8,539,030	2.0
8,539,030	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $8,540,644, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,709,874, due 07/15/19-02/15/48)	8,539,030	2.0
		30,958,668	7.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
12,270,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $12,270,000)	12,270,000	2.9

	Total Short-Term Investments
	(Cost $43,228,668)	43,228,668	10.1

	Total Investments in Securities (Cost $421,494,493)	$461,966,788	108.2
	Liabilities in Excess of Other Assets	(34,826,672)	(8.2)
	Net Assets	$427,140,116	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

5

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 7, 2018